Employee Benefits, Pension Plans with Benefit Obligations in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 12,391	$ 11,325
Accumulated benefit obligation	12,389	11,321
Fair value of plan assets	$ 9,490	$ 9,061